(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per ordinary share
	For the Years Ended December 31,
	2022	2021	2020
Net (Loss) Income Attributable to Zhongchao Inc.’s shareholders	$(2,940,891)	$238,665	$4,458,380

Weighted average number of ordinary share outstanding
Basic and Diluted	25,997,757	24,938,513	24,425,637

(Loss) Earnings per share
Basic and Diluted	$(0.113)	$0.010	$0.183